Securities - Schedule of Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities Debt Maturities, Amortized Cost [Abstract]
Available-for-sale Securities, Due in one year or less, Amortized Cost	$ 5,289	$ 200
Available-for-sale Securities, Due from one to five years, Amortized Cost	70,097	60,670
Available-for-sale Securities, Due from five to ten years, Amortized Cost	42,448	41,515
Available-for-sale Securities, Due after ten years, Amortized Cost	11,807	7,195
Available-for-sale Securities, Amortized Cost	591,806	620,594	$ 773,439
Held-to-maturity Securities Debt Maturities, Amortized Cost [Abstract]
Held-to-maturity Securities, Due from one to five years, Amortized Cost	524	530
Held-to-maturity Securities, Due from five to ten years, Amortized Cost	13,735	11,938
Held-to-maturity Securities, Due after ten years, Amortized Cost	9,819	12,410
Held-to-maturity Securities, Amortized Cost	121,453	138,846	111,460
Available-for-sale Securities Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Due in one year or less, Fair Value	5,287	200
Available-for-sale Securities, Due from one to five years, Fair Value	69,824	60,436
Available-for-sale Securities, Due from five to ten years, Fair Value	42,006	40,568
Available-for-sale Securities, Due after ten years, Fair Value	11,625	7,032
Total	584,684	608,560	767,732
Held-to-maturity Securities Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Due from one to five years, Fair Value	528	523
Held-to-maturity Securities, Due from five to ten years, Fair Value	13,835	11,801
Held-to-maturity Securities, Due after ten years, Fair Value	9,996	12,430
Total	122,266	138,082	110,935
Mortgage-Backed Securities
Available-for-sale Securities Debt Maturities, Amortized Cost [Abstract]
Available-for-sale Securities, Not due at single maturity, Amortized Cost	459,239	507,922
Held-to-maturity Securities Debt Maturities, Amortized Cost [Abstract]
Held-to-maturity Securities, Mortgage-backed securities, Amortized Cost	97,375	113,968
Available-for-sale Securities Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Not due at single maturity, Fair Value	451,524	496,548
Held-to-maturity Securities Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Mortgage-backed securities, Fair Value	97,907	113,328
Other Securities With No Defined Maturity
Available-for-sale Securities Debt Maturities, Amortized Cost [Abstract]
Available-for-sale Securities, Not due at single maturity, Amortized Cost	2,926	3,092
Available-for-sale Securities, Amortized Cost	3,626	4,161	5,098
Available-for-sale Securities Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Not due at single maturity, Fair Value	4,418	3,776
Total	$ 4,957	$ 4,847	$ 5,801